UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 22, 2010

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $105,494,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3485    86002 SH       SOLE                    85147
ARCHER-DANIELS-MID             COM              039483102     2901    92648 SH       SOLE                    91778
AT&T INC                       COM              00206R102     2520    89902 SH       SOLE                    89012
BECTON DICKINSON               COM              075887109     2340    29671 SH       SOLE                    29341
BRISTOL MYERS SQUIBB CO        COM              110122108     2713   107436 SH       SOLE                   106356
CATERPILLAR INC                COM              149123101     2848    49973 SH       SOLE                    49473
CHEVRON CORP                   COM              166764100     3403    44202 SH       SOLE                    43802
CHUBB CORP COM                 COM              171232101     2722    55349 SH       SOLE                    54799
CONOCOPHILLIPS                 COM              20825C104     2224    43544 SH       SOLE                    43114
CONSOLIDATED EDISON COM        COM              209115104     3398    74804 SH       SOLE                    74054
DU PONT E I DE NEMOURS COM     COM              263534109     2992    88849 SH       SOLE                    87899
EMERSON ELECTRIC               COM              291011104     2600    61043 SH       SOLE                    60453
EXXON MOBIL CORP               COM              30231G102     3663    53721 SH       SOLE                    53316
HALLIBURTON                    COM              406216101     3193   106113 SH       SOLE                   105023
HOME DEPOT, INC.               COM              437076102     2404    83098 SH       SOLE                    82258
HONEYWELL INTL INC COM         COM              438516106     2120    54078 SH       SOLE                    53508
HUDSON CITY BANCORP COM        COM              443683107     2362   172027 SH       SOLE                   170337
INTEL CORP                     COM              458140100     2431   119189 SH       SOLE                   117864
INTERNATIONAL BUS MACH COM     COM              459200101     3960    30255 SH       SOLE                    29945
JOHNSON & JOHNSON              COM              478160104     2974    46168 SH       SOLE                    45708
KIMBERLY CLARK                 COM              494368103     2737    42966 SH       SOLE                    42556
MCGRAW-HILL                    COM              580645109     2196    65535 SH       SOLE                    64935
MONSANTO CO NEW COM            COM              61166W101     1869    22857 SH       SOLE                    22857
NATIONAL FUEL GAS              COM              636180101     3485    69707 SH       SOLE                    69007
NORDSTROM                      COM              655664100     3025    80491 SH       SOLE                    79701
NUCOR CORP COM                 COM              670346105     2537    54392 SH       SOLE                    53857
PEPSICO INC                    COM              713448108     2838    46673 SH       SOLE                    46233
PFIZER INC                     COM              717081103      264    14527 SH       SOLE                    14527
PNC FINL SVCS GROUP COM        COM              693475105      315     5960 SH       SOLE                     5960
PUBLIC SVC ENTERPRISE COM      COM              744573106      299     8990 SH       SOLE                     8990
SYSCO CORP                     COM              871829107     2462    88123 SH       SOLE                    87163
TEXAS INSTRUMENTS              COM              882508104     3370   129301 SH       SOLE                   128001
UNION PACIFIC                  COM              907818108     2380    37242 SH       SOLE                    36822
UNITED TECHNOLOGIES            COM              913017109     3433    49460 SH       SOLE                    49000
VERIZON COMMUNICATIONS INC     COM              92343V104     2797    84416 SH       SOLE                    83561
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       37    11070 SH       SOLE                    11070
ISHARES TR HIGH YLD CORP       OTHER            464288513     1226    13956 SH       SOLE                    13956
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1374    17269 SH       SOLE                    17269
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1387    17646 SH       SOLE                    17646
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     1076    24056 SH       SOLE                    24056
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     2139    54878 SH       SOLE                    54878
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     1515    30467 SH       SOLE                    30467
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     2348    50584 SH       SOLE                    50584
WISDOMTREE TRUST MDCP EARN FUN OTHER            97717W570     1705    39058 SH       SOLE                    39058
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1430    34522 SH       SOLE                    34522